Notes to the interim condensed consolidated statement of financial position - Breakdown of expense recognized for the year (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes to the interim condensed consolidated statement of financial position
Service cost for the period	€ (106)	€ (104)
Interest cost for the period	(30)	(25)
Past service cost	747
Benefits for the period	167	59
Total	€ 778	€ (70)